Supplement dated March 23, 2012

To the Prospectus dated May 1, 2011, as amended, for

New York Life Lifetime Wealth Variable Universal Life

Investing in

NYLIAC Variable Universal Life Separate Account - I

This supplement amends the prospectus, dated May 1, 2011, as amended, (the “Prospectus”) for the New York Life Lifetime Wealth Variable Universal Life insurance policy issued by New York Life Insurance and Annuity Corporation (“NYLIAC”). You should read this supplement carefully and retain this supplement for future reference together with the Prospectus. This supplement is not valid unless it is read in conjunction with the Prospectus. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.

Effective May 1, 2012, the AllianceBernstein® VPS International Value Portfolio (the “Portfolio”) will be closed to all premium payment allocations and to transfers from other Investment Divisions, the Fixed Account and/or DCA Plus Account, including those made in connection with our Automatic Asset Reallocation, Dollar Cost Averaging, or Interest Sweep services. Accumulations in the Portfolio under a policy as of April 30, 2012 will not be affected by the closing of the Portfolio. Those accumulations will remain in the Portfolio until they are: transferred to another Investment Division or to the Fixed Account (subject to applicable limitations on such transfers); surrendered or withdrawn.

New York Life Insurance and Annuity Corporation

(A Delaware Corporation)

51 Madison Avenue

New York, New York 10010

Supplement dated March 23, 2012

To the Statement of Additional Information, dated May 1, 2011, as amended, for

New York Life Lifetime Wealth Variable Universal Life

Investing in

NYLIAC Variable Universal Life Separate Account - I

This supplement amends the Statement of Additional Information, dated May 1, 2011, as amended, (the “SAI”) for the New York Life Lifetime Wealth Variable Universal Life insurance policy issued by New York Life Insurance and Annuity Corporation (“NYLIAC”). You should read this supplement carefully and retain this supplement for future reference together with the SAI. This supplement is not valid unless it is read in conjunction with the SAI. All capitalized terms used but not defined herein have the same meaning as those included in the SAI.

Effective May 1, 2012, the AllianceBernstein® VPS International Value Portfolio (the “Portfolio”) will be closed to all premium payment allocations and to transfers from other Investment Divisions, the Fixed Account and/or DCA Plus Account, including those made in connection with our Automatic Asset Reallocation, Dollar Cost Averaging, or Interest Sweep services. Accumulations in the Portfolio under a policy as of April 30, 2012 will not be affected by the closing of the Portfolio. Those accumulations will remain in the Portfolio until they are: transferred to another Investment Division or to the Fixed Account (subject to applicable limitations on such transfers); surrendered or withdrawn.

New York Life Insurance and Annuity Corporation

(A Delaware Corporation)

51 Madison Avenue

New York, New York 10010